Operating Lease - Schedule of Supplemental Balance Sheet Information Related to Leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Leases [Abstract]
Operating lease right-of-use assets	¥ 25,655	$ 3,515	¥ 34,997
Operating lease liabilities - current	8,966	1,228	15,818
Operating lease liabilities - non-current	17,458	$ 2,392	20,257
Total lease liabilities	¥ 26,424		¥ 36,075